Employee Benefit Plans Pension Benefits Other Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension Contributions	$ 426	$ 237	$ 122
Defined Benefit Plan, Contributions by Employer	$ 556	$ 73
Pension Benefit Plans, Contribution, Shares	16.6